Transactions with Related Parties and Joint Operators - Summary of Sale Purchase of Goods Services (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 36,658	S/ 34,903
Accounts payable to related parties	38,916	55,941
Long-term accounts receivable from related parties	546,941	778,226
Long-term accounts payable to related parties	22,583	21,849
Gasoducto Sur Peruano S.A. [member]
Disclosure of transactions between related parties [line items]
Long-term accounts receivable from related parties	544,842	773,927
Peru Piping Spools S.A.C [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,632	225
Arturo Serna [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties		647
Consorcio Rio Urubamba [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	9,042	9,122
Consorcio Peruano de Conservacion [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	3,592	6,417
Consorcio Italo Peruano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,011	3,322
Accounts payable to related parties	363	4,996
Consorcio Constructor Chavimochic [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties		2,138
Accounts payable to related parties	5,953	6,199
Consorcio GyM Conciviles [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,257	1,855
Accounts payable to related parties	1,958
Consorcio La Gloria [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,750	1,369
Accounts payable to related parties	1,017	1,006
Consorcio Ermitano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	831	781
Accounts payable to related parties	440	624
Consorcio Terminales del Peru S.A. [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,176	459
Consorcio TNT Vial y Vives - DSD Chile LTDA [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	1,088	11,804
Consorcio Rio Mantaro [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	5,869	6,655
Consorcio Vial Quinua [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	2,048	1,970
Consorcio Huacho Pativilca [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,419
Accounts payable to related parties	5,895	475
Consorcio CDEM [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	638
Consorcio GyM-Stracon [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,230
Consorcio GyM-OSSA [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	7,202
Consorcio Chicama Ascope [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,471
Ferrovias Argentina [member]
Disclosure of transactions between related parties [line items]
Accounts payable to related parties	12,183	10,242
Ferrovias Participaciones [member]
Disclosure of transactions between related parties [line items]
Long-term accounts payable to related parties	22,583	21,849
Joint operations [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	34,026	34,678
Accounts payable to related parties	26,733	45,052
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	2,632	225
Accounts payable to related parties	12,183	10,889
Other minors [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	1,407	9,215
Accounts payable to related parties	2,102	11,323
Long-term accounts receivable from related parties	S/ 2,099	S/ 4,299